Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) member year	Dec. 31, 2016 CHF (SFr) member	Dec. 31, 2015 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 25	SFr 26	SFr 5
Additions	3	6	21
Reductions	(2)	(7)	0
Balance at end of period	SFr 26	SFr 25	26
Loans to members of the Executive Board, number of members | member	8	8
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 7
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	10	SFr 8	16
Additions	1	3	1
Reductions	0	(1)	(9)
Balance at end of period	SFr 11	SFr 10	8
Loans to members of the Board of Directors, number of members | member	4	4
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 173	SFr 135	13
Net borrowings/(repayments)	0	38	122
Balance at end of period	173	173	135
Bank
Activity in loans to related parties
Balance at beginning of period	2,995
Balance at end of period	4,100	2,995
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	25	26	5
Additions	3	6	21
Reductions	(2)	(7)	0
Balance at end of period	SFr 26	SFr 25	26
Loans to members of the Executive Board, number of members | member	7	7
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 10	SFr 8	16
Additions	1	3	1
Reductions	0	(1)	(9)
Balance at end of period	SFr 11	SFr 10	SFr 8
Loans to members of the Board of Directors, number of members | member	4	4